Investments	6 Months Ended
Jun. 30, 2023
Investments Debt And Equity Securities [Abstract]
Investments

Note 10. Investments

Dominion Energy

Equity and Debt Securities

Short-Term Deposit

In May 2022, Dominion Energy entered into an agreement with a financial institution and committed to make a short-term deposit of at least $1.6 billion but not more than $2.0 billion to be posted as collateral to secure its $1.6 billion redemption obligation of the Series A Preferred Stock as described in Note 16. In May 2022, Dominion Energy funded the short-term deposit in the amount of $2.0 billion, which earned interest income at an annual rate of 1.75% through its maturity in September 2022.

Rabbi Trust Securities

Equity and fixed income securities and cash equivalents in Dominion Energy’s rabbi trusts and classified as trading totaled $113 million and $111 million at June 30, 2023 and December 31, 2022, respectively.

Decommissioning Trust Securities

The Companies hold equity and fixed income securities and cash equivalents, and Dominion Energy also holds insurance contracts, in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. The Companies' decommissioning trust funds are summarized below:

	Dominion Energy						Virginia Power
	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value
(millions)
June 30, 2023
Equity securities:(1)
U.S.	$1,397	$2,999	$(22)			$4,374	$872	$1,562	$(21)			$2,413
Fixed income securities:(2)
Corporate debt instruments	577	1	(47)		$—	531	356	1	(34)		$—	323
Government securities	1,332	5	(49)		—	1,288	731	3	(25)		—	709
Common/ collective trust funds	71	—	—		—	71	54	—	—		—	54
Insurance contracts	236	—	—			236
Cash equivalents and other(3)	53	—	—		—	53	9	—	—		—	9
Total	$3,666	$3,005	$(118)	(4)	$—	$6,553	$2,022	$1,566	$(80)	(4)	$—	$3,508
December 31, 2022
Equity securities:(1)
U.S.	$1,378	$2,501	$(46)			$3,833	$858	$1,304	$(35)			$2,127
Fixed income securities:(2)
Corporate debt instruments	640	1	(65)		$—	576	406	1	(47)		$—	360
Government securities	1,252	4	(70)		—	1,186	664	2	(35)		—	631
Common/ collective trust funds	98	—	—		—	98	61	—	—		—	61
Insurance contracts	221	—	—			221
Cash equivalents and other(3)	43	—	—		—	43	23	—	—		—	23
Total	$3,632	$2,506	$(181)	(4)	$—	$5,957	$2,012	$1,307	$(117)	(4)	$—	$3,202

(1)
Unrealized gains and losses on equity securities are included in other income (expense) and the nuclear decommissioning trust regulatory liability.
(2)
Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability. Changes in allowance for credit losses are included in other income (expense).
(3)
Dominion Energy includes pending sales of securities of $24 million and $42 million at June 30, 2023 and December 31, 2022, respectively. Virginia Power includes pending sales of securities of $9 million and $24 million at June 30, 2023, and December 31, 2022, respectively.
(4)
Dominion Energy's fair value of securities in an unrealized loss position was $1.5 billion and $1.6 billion at June 30, 2023 and December 31, 2022, respectively. Virginia Power's fair value of securities in an unrealized loss position was $844 million and $946 million at June 30, 2023 and December 31, 2022, respectively.

The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power’s nuclear decommissioning trusts is summarized below:

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Net gains (losses) recognized during the period	$294	$(712)	$520	$(918)	$153	$(361)	$269	$(463)
Less: Net (gains) losses recognized during the period on securities sold during the period	1	6	3	5	2	—	3	(4)
Unrealized gains (losses) recognized during the period on securities still held at period end(1)	$295	$(706)	$523	$(913)	$155	$(361)	$272	$(467)

(1)
Included in other income (expense) and the nuclear decommissioning trust regulatory liability.

The fair value of Dominion Energy and Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at June 30, 2023 by contractual maturity is as follows:

	Dominion Energy	Virginia Power
(millions)
Due in one year or less	$91	$59
Due after one year through five years	482	260
Due after five years through ten years	422	248
Due after ten years	895	519
Total	$1,890	$1,086

Presented below is selected information regarding Dominion Energy and Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Proceeds from sales	$594	$1,267	$1,138	$2,081	$346	$472	$719	$864
Realized gains(1)	22	75	43	115	8	10	25	26
Realized losses(1)	36	143	77	197	14	33	45	52

(1)
Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.

Equity Method Investments

Dominion Energy recorded equity earnings on its investments of $3 million and $16 million for the six months ended June 30, 2023 and 2022, respectively, in other income (expense) in its Consolidated Statements of Income. In addition, Dominion Energy recorded equity earnings of $184 million and $143 million for the six months ended June 30, 2023 and 2022, respectively, in discontinued operations, including amounts primarily related to its investments in Cove Point and Atlantic Coast Pipeline discussed below. Dominion Energy received distributions of $185 million and $167 million for the six months ended June 30, 2023 and 2022, respectively. Dominion Energy made contributions of $48 million and $90 million for the six months ended June 30, 2023 and 2022, respectively. At June 30, 2023 and December 31, 2022, the net difference between the carrying amount of Dominion Energy’s investments and its share of underlying equity in net assets was $221 million and $223 million, respectively. At June 30, 2023, these differences are primarily comprised of $9 million of equity method goodwill that is not being amortized and a $212 million basis difference from Dominion Energy’s investment in Cove Point, which is being amortized over the useful lives of the underlying assets. At December 31, 2022, these differences are comprised of $9 million of equity method goodwill that is not being amortized, $215 million basis difference from Dominion Energy’s investment in Cove Point, which is being amortized over the useful lives of the underlying assets and a net $(1) million basis difference primarily attributable to capitalized interest.

Cove Point

Prior to the completion of the sale in September 2023 as discussed below, Dominion Energy held a 50% noncontrolling limited partnership interest in Cove Point which is accounted for as an equity method investment, as discussed in Note 9 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

Dominion Energy recorded distributions from Cove Point of $95 million and $85 million for the three months ended June 30, 2023 and 2022, respectively, and $178 million and $161 million for the six months ended June 30, 2023 and 2022, respectively.

In June 2023, Dominion Energy entered into an agreement with Cove Point for transportation and storage services at market rates for a 20-year period commencing in August 2023.

In July 2023, Dominion Energy entered into an agreement to sell its 50% noncontrolling limited partnership interest in Cove Point to BHE for cash consideration of $3.3 billion which closed in September 2023 after all customary closing and regulatory conditions were satisfied, including clearance under the Hart-Scott-Rodino Act and approval from the DOE. The sale is treated as an asset sale for tax purposes. In addition, Dominion Energy received proceeds of $199 million from the settlement of related interest rate derivatives. In connection with closing, Dominion Energy utilized proceeds, as required, to repay DECP Holding's term loan secured by its noncontrolling interest in Cove Point, which had an outstanding balance of $2.2 billion, and $750 million of outstanding borrowings under Dominion Energy’s two $600 million 364-day term loan facilities entered in July 2023. See Note 16 for additional information on these facilities. Dominion Energy recorded a gain on the sale of its noncontrolling interest in Cove Point of $626 million ($348 million after-tax) within discontinued operations in its Consolidated Statements of Income.

In September 2023, as a result of Dominion Energy entering agreements for the East Ohio, PSNC and Questar Gas Transactions, Dominion Energy’s 50% noncontrolling limited partnership interest in Cove Point also met the requirements to be presented as discontinued operations and held for sale as both disposition activities were executed in connection with Dominion Energy’s comprehensive business review announced in November 2022. In addition, interest expense associated with DECP Holding's term loan secured by its noncontrolling interest in Cove Point and related interest rate derivatives have been classified as discontinued operations. As a result, the previously reported amounts have been recast to reflect this presentation.

Amounts presented within discontinued operations within Dominion Energy’s Consolidated Statements of Income for the three and six months ended June 30, 2023 include $90 million and $166 million of earnings on equity method investees, $(11) million and $51 million of interest expense (benefit) and $21 million and $24 million of income tax expense, respectively. Such amounts for the three and six months ended June 30, 2022 were $74 million and $147 million of earnings on equity method investees, $(49) million and $(140) million of interest expense (benefit) and $26 million and $61 million of income tax expense. Dominion Energy’s Consolidated Balance Sheets at both June 30, 2023 and December 31, 2022 include $2.7 billion within noncurrent assets held for sale for Dominion Energy’s 50% noncontrolling limited partnership interest in Cove Point.

Atlantic Coast Pipeline

A description of Dominion Energy’s investment in Atlantic Coast Pipeline, including events that led to the cancellation of the Atlantic Coast Pipeline Project in July 2020, is included in Note 9 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

At June 30, 2023 and December 31, 2022, Dominion Energy has recorded a liability of $52 million and $114 million, respectively, in other current liabilities in its Consolidated Balance Sheets as a result of its share of equity losses exceeding its investment which reflects Dominion Energy’s obligations on behalf of Atlantic Coast Pipeline related to its AROs.

Dominion Energy recorded $41 million of contributions to Atlantic Coast Pipeline during the six months ended June 30, 2023. Dominion Energy made no contributions to Atlantic Coast Pipeline during the six months ended June 30, 2022.

Dominion Energy expects to incur additional losses from Atlantic Coast Pipeline as it completes wind-down activities. While Dominion Energy is unable to precisely estimate the amounts to be incurred by Atlantic Coast Pipeline, the portion of such amounts attributable to Dominion Energy is not expected to be material to Dominion Energy’s results of operations, financial position or statement of cash flows.

Wrangler

A description of Dominion Energy’s investment in Wrangler (through March 2022) is included in Note 9 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022.

In March 2022, Dominion Energy sold its remaining 15% noncontrolling partnership interest in Wrangler to Interstate Gas Supply, Inc. for cash consideration of $85 million. Dominion Energy recognized a gain of $11 million ($8 million after-tax), included in other income (expense), in its Consolidated Statements of Income for the six months ended June 30, 2022.

Dominion Privatization

Dominion Energy holds a 50% noncontrolling ownership interest in Dominion Privatization which is accounted for as an equity method investment, as discussed in Note 9 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

In March 2022, Dominion Energy completed its initial contribution of privatization operations in South Carolina (excluding contracts held by DESC), Texas and Pennsylvania to Dominion Privatization for total consideration of $120 million, subject to customary closing adjustments, comprised of $60 million in cash proceeds and a 50% noncontrolling ownership interest in Dominion Privatization with an initial fair value of $60 million, estimated using the market approach. This was considered a Level 2 fair value measurement given that it was based on the agreed-upon sales price. In the first quarter of 2022, Dominion Energy recorded a gain of $23 million ($16 million after-tax), presented in losses (gains) on sales of assets in its Consolidated Statements of Income.